Assets held for sale - Narrative (Details) £ in Millions, $ in Millions				2 Months Ended	6 Months Ended
	Aug. 14, 2025 GBP (£)	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	May 29, 2025 GBP (£)	Sep. 30, 2025 GBP (£)	Sep. 30, 2024 GBP (£)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)					£ 618	£ 648
National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)				£ (14)		(17)
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration received		£ 1,531	$ 2,061
Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)					£ 68	£ 69
Grain LNG | Assets and liabilities classified as held for sale | Forecast
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration received	£ 1,660